Equity Offering and Stock-Based Compensation Plan (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended
	Sep. 18, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Options granted				358,239
Stock issued in secondary offering	5,175,000
Proceeds from share offering	$ 462,900
Weighted average fair value of options granted				$ 45.98
Number of options exercised		618,006	115,660	1,265,673	207,800
Increase in equity		4,000	2,100	10,000	3,600
Stock option term	10 years
Vesting period				4 years
Unrecognized compensation cost		64,400		64,400
Weighted average period for recognition				3 years 7 months 1 day
Restricted Stock Units [Member]
Options granted				191,608
Proceeds from share offering				$ 18,500
Vesting period				4 years